Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of deferred revenues
	December 31
	2021	2020

Advanced payments from customers	317	267
Service contracts	490	544
Other	242	93
	1,049	904
Less- long term deferred revenue related to service contract	(132)	(303)
	$917	$601